Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial instruments and risk management
Schedule of notional amounts and strike prices of derivative financial instruments

	Position as of December 31, 2018
	Jet fuel Asian call and Zero-Cost
	collars option contracts maturities
	1 Half 2019		2 Half 2019		2019 Total
Jet fuel risk Asian Calls
Notional volume in gallons (thousands)*		12,790		13,842		26,632
Strike price agreed rate per gallon (U.S.dollars)**	US$	1.84	US$	1.84	US$	1.84
Approximate percentage of hedge (of expected consumption value)		10%		10%		10%
Jet fuel risk Zero-Cost collars
Notional volume in gallons (thousands)*		18,963		—		18,963
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.91/2.46	US$	—	US$	1.91/2.46
Approximate percentage of hedge (of expected consumption value)		15%		—%		15%
All-in
Approximate percentage of hedge (of expected consumption value)		25%		10%		18%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

	Position as of December 31, 2017
	Jet fuel Asian call option contracts maturities
	1 Half 2018		2 Half 2018		2018 Total
Jet fuel risk
Notional volume in gallons (thousands)*		69,518		61,863		131,381
Strike price agreed rate per gallon (U.S.dollars)**	US$	1.6861	US$	1.8106	US$	1.7447
Approximate percentage of hedge (of expected consumption value)		60%		50%		55%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

		Position as of December 31, 2016
	Jet fuel Asian call option contracts maturities
Jet fuel risk	1 Half 2017		2 Half 2017		2017 Total		1 Half 2018		3Q 2018		2018 Total
Notional volume in gallons (thousands)*		55,436		63,362		118,798		62,492		7,746		70,238
Strike price agreed rate per gallon (U.S. dollars)**	US$	1.6245	US$	1.4182	US$	1.5145	US$	1.6508	US$	1.5450	US$	1.6392
Approximate percentage of hedge (of expected consumption value)		51%		53%		52%		45%		10%		24%

* US Gulf Coast Jet 54 as underlying asset

** Weighted average

Schedule of foreign exchange on and off-balance sheet exposure

	Thousands of U.S. dollars
	2018		2017		2016
Assets:
Cash and cash equivalents	US$	279,829	US$	344,038	US$	297,565
Other accounts receivable		10,957		13,105		11,619
Aircraft maintenance deposits paid to lessors		329,983		352,142		343,787
Deposits for rental of flight equipment		32,166		25,343		30,025
Derivative financial instruments		3,172		25,204		41,996
Total assets		656,107		759,832		724,992
Liabilities:
Financial debt (Note 5)		155,455		128,296		76,789
Foreign suppliers		51,012		53,729		56,109
Taxes and fees payable		14,823		10,304		6,874
Derivative financial instruments		6,246		—		684
Total liabilities		227,536		192,329		140,456
Net foreign currency position	US$	428,571	US$	567,503	US$	584,536

	Thousands of U.S. dollars
	2018		2017		2016
Off-balance sheet transactions exposure:
Aircraft and engine operating lease payments (Note 14)	US$	2,334,767	US$	1,840,316	US$	1,727,644
Aircraft and engine commitments (Note 23)		1,070,187		1,123,377		315,326
Total	US$	3,404,954	US$	2,963,693	US$	2,042,970

Schedule of contractual principal payments required on financial liabilities and derivative instruments fair value

	December 31, 2018
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	734,635	Ps.	2,310,939	Ps.	3,045,574
Short-term working capital facilities (Note 5)		461,260		—		461,260
Derivative financial instruments:
Jet fuel Asian Zero-Cost collars options contracts		122,948		—		122,948
Total	Ps.	1,318,843	Ps.	2,310,939	Ps.	3,629,782

	December 31, 2017
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	1,449,236	Ps.	1,079,152	Ps.	2,528,388
Short-term working capital facilities (Note 5)		948,354		—		948,354
Total	Ps.	2,397,590	Ps.	1,079,152	Ps.	3,476,742

		December 31, 2016
	Within one		One to five
	year		years		Total
Interest-bearing borrowings:
Pre-delivery payments facilities (Note 5)	Ps.	328,845	Ps.	943,046	Ps.	1,271,891
Short-term working capital facilities (Note 5)		716,290		—		716,290

Derivative financial instruments:
Interest rate swaps contracts		14,144		—		14,144
Total	Ps.	1,059,279	Ps.	943,046	Ps.	2,002,325

Schedule of sensitivity of US Gulf Coast Jet Fuel 54 Zero Cost Collars to a reasonably possible change in fuel prices, with all other variables held constant, on the caption of accumulated other comprehensive income	:

Sensitivity of position
as of December 31, 2018
effect on equity
(thousands of U.S. dollars)
US Gulf Coast Jet Fuel 54 spot level
+5%	1.67
-5%	(1.51)